AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of auditors' remuneration [Abstract]
Schedule of Fees Payable to Auditors
Fees payable to the Company’s auditors[1] by the Group are as follows:

	2022 £m	2021 £m	2020 £m
Fees payable for the:
– audit of the Company’s current year annual report	1.9	1.8	1.7
– audits of the Company’s subsidiaries	29.5	23.7	22.4
– total audit fees in respect of the statutory audit of Group entities[2]	31.4	25.5	24.1
– services normally provided in connection with statutory and regulatory filings or engagements	6.3	4.8	3.7
Total audit fees[3]	37.7	30.3	27.8

Other audit-related fees[3]	1.5	0.5	0.5
All other fees[3]	5.0	1.2	0.9
Total non-audit services[4]	6.5	1.7	1.4
Total fees payable to the Company’s auditors by the Group	44.2	32.0	29.2
1    Deloitte LLP became the Group’s statutory auditor in 2021. PricewaterhouseCoopers LLP was the statutory auditor during 2020.
2    As defined by the Financial Reporting Council (FRC).
3    As defined by the Securities and Exchange Commission (SEC).
4    As defined by the SEC. Total non-audit services as defined by the FRC include all fees other than audit fees in respect of the statutory audit of Group entities. These fees totalled £12.8 million in 2022 (2021: £6.5 million; 2020: £5.1 million).
During the year, the auditors[1] also earned fees payable by entities outside the consolidated Lloyds Banking Group in respect of the following:

	2022 £m	2021 £m	2020 £m
Audits of Group pension schemes	0.4	0.4	0.1
Audits of the unconsolidated Open-Ended Investment Companies managed by the Group	0.2	0.3	0.4
Reviews of the financial position of corporate and other borrowers	–	0.3	1.4
1    Deloitte LLP became the Group’s statutory auditor in 2021. PricewaterhouseCoopers LLP was the statutory auditor during 2020.